Summary of Redeemable Non-controlling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable non-controlling interest - Beginning of the year			¥ 330,664
Issuance of redeemable non-controlling interest of a subsidiary	$ 0	¥ 0	0
Net income attributable to redeemable non-controlling interest of a subsidiary			6,483	¥ (5,336)
Termination of redeemable non-controlling interest of a subsidiary			¥ (337,147)
Redeemable non-controlling interest-end of the year				¥ 330,664